Quarterly Holdings Report
for
Fidelity® Puritan® Fund
May 31, 2023
PUR-NPRT3-0723
1.800346.119
Common Stocks - 62.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.0%
Entertainment - 1.2%
Electronic Arts, Inc.	77,783	9,956
LiveOne, Inc. (a)(b)(c)	6,718,093	7,524
Netflix, Inc. (a)	479,969	189,698
Sea Ltd. ADR (a)	1,439,806	82,659
Spotify Technology SA (a)	54,593	8,129
Universal Music Group NV (d)	1,104,779	21,916
Universal Music Group NV rights (a)	1,104,779	319
		320,201
Interactive Media & Services - 5.5%
Alphabet, Inc. Class C (a)	7,081,274	873,617
Meta Platforms, Inc. Class A (a)	2,238,013	592,447
		1,466,064
Media - 0.3%
Comcast Corp. Class A	2,206,889	86,841
Vice Holding, Inc. (a)(e)	1,498,461	0
		86,841
TOTAL COMMUNICATION SERVICES		1,873,106
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(e)(f)	4,168,198	107
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	2,610,993	314,834
Global-e Online Ltd. (a)	157,600	5,645
		320,479
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	1,168,371	128,252
Caesars Entertainment, Inc. (a)	931,297	38,192
Compass Group PLC	2,514,663	68,912
Domino's Pizza, Inc.	67,250	19,492
Flutter Entertainment PLC (a)	226,577	44,349
Hilton Worldwide Holdings, Inc.	885,931	120,593
Marriott International, Inc. Class A	330,634	55,477
McDonald's Corp.	220,489	62,864
Penn Entertainment, Inc. (a)	1,034,889	25,914
		564,045
Household Durables - 0.1%
Blu Investments LLC (a)(e)(f)	14,988,638	5
D.R. Horton, Inc.	316,669	33,833
		33,838
Specialty Retail - 1.0%
Revolve Group, Inc. (a)	216,690	3,298
RH (a)	7,000	1,715
TJX Companies, Inc.	3,253,599	249,844
		254,857
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	1,307,441	112,780
LVMH Moet Hennessy Louis Vuitton SE	130,479	114,081
Moncler SpA	103,071	6,976
NIKE, Inc. Class B	802,181	84,438
On Holding AG (a)	53,489	1,468
Ralph Lauren Corp. (b)	206,454	21,948
Tapestry, Inc.	1,454,370	58,204
Tory Burch LLC Class B (a)(e)(f)(g)	1,027,581	30,581
		430,476
TOTAL CONSUMER DISCRETIONARY		1,603,802
CONSUMER STAPLES - 1.8%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	59,134	19,958
Diageo PLC	1,328,123	55,213
Monster Beverage Corp.	3,105,100	182,021
		257,192
Household Products - 0.3%
The Clorox Co.	504,938	79,871
Personal Care Products - 0.1%
Kenvue, Inc.	608,000	15,255
L'Oreal SA (a)	10,418	4,460
		19,715
Tobacco - 0.5%
Philip Morris International, Inc.	1,467,689	132,107
TOTAL CONSUMER STAPLES		488,885
ENERGY - 2.0%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	2,871,389	78,245
Halliburton Co.	193,819	5,553
NOV, Inc.	3,132,311	44,072
Schlumberger Ltd.	3,017,835	129,254
TechnipFMC PLC (a)	1,698,946	22,324
Weatherford International PLC (a)	28,000	1,580
		281,028
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp. (a)	189,126	3,860
Denbury, Inc. (a)	178,962	16,137
Exxon Mobil Corp.	1,967,980	201,088
Hess Corp.	219,503	27,804
Range Resources Corp.	405,300	11,093
Valero Energy Corp.	21,995	2,354
		262,336
TOTAL ENERGY		543,364
FINANCIALS - 7.2%
Banks - 0.8%
Bank of America Corp.	3,140,052	87,262
Huntington Bancshares, Inc.	465,308	4,797
JPMorgan Chase & Co.	765,990	103,953
Starling Bank Ltd. Series D (a)(e)(f)	7,254,400	27,253
		223,265
Capital Markets - 1.7%
Ares Management Corp.	293,500	25,561
BlackRock, Inc. Class A	138,171	90,854
Brookfield Asset Management Ltd. Class A (b)	370,317	11,321
Cboe Global Markets, Inc.	144,367	19,117
CME Group, Inc.	86,496	15,461
Deutsche Borse AG	68,568	11,860
Goldman Sachs Group, Inc.	142,570	46,178
Intercontinental Exchange, Inc.	744,375	78,867
London Stock Exchange Group PLC	48,600	5,181
Morgan Stanley	1,474,771	120,577
Raymond James Financial, Inc.	130,245	11,768
TulCo LLC (a)(e)(f)(g)	42,857	34,325
		471,070
Consumer Finance - 0.2%
American Express Co.	306,131	48,540
Financial Services - 2.8%
Ant International Co. Ltd. Class C (a)(e)(f)	2,623,697	4,040
Berkshire Hathaway, Inc. Class B (a)	251,222	80,662
Block, Inc. Class A (a)	599,960	36,232
MasterCard, Inc. Class A	1,232,101	449,742
New Moda LLC Class 1 (a)(e)	62,880	165
Toast, Inc. (a)	1,451,804	30,444
Visa, Inc. Class A	659,319	145,729
		747,014
Insurance - 1.7%
Allstate Corp.	251,044	27,226
Arthur J. Gallagher & Co.	555,166	111,216
Chubb Ltd.	152,605	28,354
Globe Life, Inc.	226,630	23,384
Hartford Financial Services Group, Inc.	251,284	17,218
Marsh & McLennan Companies, Inc.	456,727	79,096
Progressive Corp.	18,578	2,376
The Travelers Companies, Inc.	925,469	156,626
		445,496
TOTAL FINANCIALS		1,935,385
HEALTH CARE - 8.9%
Biotechnology - 2.1%
Argenx SE ADR (a)	149,309	58,036
Biogen, Inc. (a)	116,400	34,502
Exact Sciences Corp. (a)	823,749	67,201
Gilead Sciences, Inc.	974,169	74,953
Karuna Therapeutics, Inc. (a)	66,693	15,109
Legend Biotech Corp. ADR (a)	1,162,161	74,576
Moderna, Inc. (a)	250,569	32,000
Nuvalent, Inc. Class A (a)	136,234	5,735
Prothena Corp. PLC (a)	157,738	10,479
Regeneron Pharmaceuticals, Inc. (a)	156,453	115,081
Vertex Pharmaceuticals, Inc. (a)	264,229	85,497
		573,169
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	5,406,608	278,332
Inspire Medical Systems, Inc. (a)	22,505	6,582
Intuitive Surgical, Inc. (a)	264,937	81,558
Masimo Corp. (a)	484,620	78,431
Penumbra, Inc. (a)	11,800	3,627
Stryker Corp.	639,651	176,275
		624,805
Health Care Providers & Services - 1.9%
agilon health, Inc. (a)	3,945,920	78,445
Cardinal Health, Inc.	120,477	9,915
Cigna Group	132,118	32,687
CVS Health Corp.	210,000	14,286
Humana, Inc.	11,326	5,684
UnitedHealth Group, Inc.	724,979	353,239
		494,256
Health Care Technology - 0.1%
Evolent Health, Inc. (f)	976,600	27,035
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	241,951	27,986
Danaher Corp.	28,940	6,645
Mettler-Toledo International, Inc. (a)	9,300	12,293
Thermo Fisher Scientific, Inc.	55,361	28,149
		75,073
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	99,146	7,246
Eli Lilly & Co.	751,450	322,718
Merck & Co., Inc.	2,183,151	241,042
Novo Nordisk A/S Series B	154,900	24,928
Terns Pharmaceuticals, Inc. (a)	354,919	3,766
		599,700
TOTAL HEALTH CARE		2,394,038
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	26,000	1,568
Howmet Aerospace, Inc.	1,228,547	52,520
Lockheed Martin Corp.	480,023	213,135
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	411,220	31,664
Class C (a)(e)(f)	56,070	4,317
The Boeing Co. (a)	1,627,933	334,866
TransDigm Group, Inc.	40,193	31,095
		669,165
Building Products - 0.6%
ASSA ABLOY AB (B Shares)	179,959	4,002
Builders FirstSource, Inc. (a)	339,185	39,329
Fortune Brands Home & Security, Inc.	415,507	25,117
Trane Technologies PLC	595,351	97,179
		165,627
Commercial Services & Supplies - 0.3%
Cintas Corp.	144,806	68,369
Copart, Inc. (a)	25,794	2,259
		70,628
Construction & Engineering - 0.3%
Fluor Corp. (a)	2,479,091	65,845
Willscot Mobile Mini Holdings (a)	112,800	4,859
		70,704
Electrical Equipment - 1.4%
Array Technologies, Inc. (a)	188,254	4,174
Eaton Corp. PLC	1,802,686	317,092
Hubbell, Inc. Class B	202,786	57,279
Regal Rexnord Corp.	33,490	4,350
		382,895
Ground Transportation - 1.2%
Canadian Pacific Kansas City Ltd. (b)	156,957	11,960
Lyft, Inc. (a)	1,474,569	13,301
Uber Technologies, Inc. (a)	7,901,375	299,699
		324,960
Industrial Conglomerates - 0.8%
General Electric Co. (h)	2,172,153	220,539
Machinery - 0.3%
Caterpillar, Inc.	305,632	62,884
PACCAR, Inc.	94,629	6,509
Pentair PLC	287,935	15,972
		85,365
Passenger Airlines - 0.3%
Copa Holdings SA Class A (b)	430,303	45,208
Delta Air Lines, Inc. (a)	782,724	28,436
		73,644
Professional Services - 0.3%
Equifax, Inc.	370,816	77,360
Paycom Software, Inc.	44,490	12,463
		89,823
Trading Companies & Distributors - 0.1%
Bunzl PLC	59,944	2,344
W.W. Grainger, Inc.	39,191	25,436
WESCO International, Inc.	31,393	4,313
		32,093
TOTAL INDUSTRIALS		2,185,443
INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	844,256	63,699
Flex Ltd. (a)	1,341,385	34,058
		97,757
IT Services - 0.8%
Accenture PLC Class A	166,060	50,801
Shopify, Inc. Class A (a)	2,684,398	153,521
X Holdings Corp. Class A (e)	172,430	6,025
		210,347
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	1,092,712	129,169
Analog Devices, Inc.	884,679	157,199
Applied Materials, Inc.	227,979	30,390
ASML Holding NV (depository receipt)	73,000	52,774
First Solar, Inc. (a)	78,000	15,831
GlobalFoundries, Inc. (a)	1,396,065	81,432
Lam Research Corp.	138,640	85,499
Lattice Semiconductor Corp. (a)	297,631	24,200
Marvell Technology, Inc.	5,901,188	345,160
Monolithic Power Systems, Inc.	72,900	35,714
NVIDIA Corp.	2,120,202	802,157
onsemi (a)	1,266,284	105,861
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,600,094	157,753
Universal Display Corp.	164,288	24,205
		2,047,344
Software - 8.3%
Adobe, Inc. (a)	65,376	27,313
Atom Tickets LLC (a)(e)(f)(g)	2,580,511	0
Autodesk, Inc. (a)	343,395	68,470
Dynatrace, Inc. (a)	1,930,914	98,457
HubSpot, Inc. (a)	53,899	27,919
Microsoft Corp.	4,931,632	1,619,503
Oracle Corp.	387,737	41,077
Salesforce, Inc. (a)	778,200	173,834
Synopsys, Inc. (a)	109,614	49,870
Tenable Holdings, Inc. (a)	101,481	4,160
Workday, Inc. Class A (a)	518,495	109,916
		2,220,519
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	2,911,421	516,049
Samsung Electronics Co. Ltd.	100,000	5,399
		521,448
TOTAL INFORMATION TECHNOLOGY		5,097,415
MATERIALS - 2.1%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	170,240	45,818
Linde PLC	187,473	66,302
Olin Corp.	27,993	1,324
Sherwin-Williams Co.	653,503	148,855
The Chemours Co. LLC	381,168	10,097
		272,396
Containers & Packaging - 0.1%
Aptargroup, Inc.	14,697	1,653
Ball Corp.	342,241	17,509
		19,162
Metals & Mining - 1.0%
Barrick Gold Corp.	1,212,233	20,462
First Quantum Minerals Ltd.	1,601,379	33,549
Franco-Nevada Corp.	37,938	5,513
Freeport-McMoRan, Inc.	222,269	7,633
Newcrest Mining Ltd.	647,937	10,930
Newmont Corp.	3,893,766	157,892
Nucor Corp.	167,152	22,074
Wheaton Precious Metals Corp.	236,347	10,711
		268,764
TOTAL MATERIALS		560,322
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Extra Space Storage, Inc.	85,781	12,376
Lamar Advertising Co. Class A	31,193	2,804
		15,180
TOTAL COMMON STOCKS (Cost $11,698,890)		16,696,940

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(e)(f)	145,676	30,911
Reddit, Inc. Series E (a)(e)(f)	28,500	961
		31,872
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C(a)(e)(f)	1,881,874	14,660
Series D(a)(e)(f)	342,241	2,666
		17,326
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	9

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	39,979

TOTAL CONVERTIBLE PREFERRED STOCKS		89,186
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(e)(f)	38,589,900	988
Series 1D(a)(e)(f)	40,824,742	1,045
		2,033
TOTAL PREFERRED STOCKS (Cost $66,165)		91,219

Convertible Bonds - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	1,371	1,411
4% 6/12/27 (e)(f)	354	365
(Cost $1,725)		1,776

Fixed-Income Funds - 37.0%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (j)	13,213,081	1,338,882
Fidelity Investment Grade Bond Central Fund (j)	87,746,136	8,606,141
TOTAL FIXED-INCOME FUNDS (Cost $10,987,611)		9,945,023

Other - 0.0%
	Shares	Value ($) (000s)
Other - 0.0%
Fidelity Private Credit Central Fund LLC (f)(k) (Cost $1,350)	136,181	1,350

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (l)	79,085,195	79,101
Fidelity Securities Lending Cash Central Fund 5.14% (l)(m)	39,602,762	39,607
TOTAL MONEY MARKET FUNDS (Cost $118,708)		118,708

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $22,874,449)	26,855,016
NET OTHER ASSETS (LIABILITIES) - 0.1%	18,980
NET ASSETS - 100.0%	26,873,996

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
General Electric Co.	Chicago Board Options Exchange	2,509	25,474	105.00	06/16/23	(287)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $253,672,000 or 0.9% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $25,474,000.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	10,000

Atom Tickets LLC	8/15/17	15,205

Blu Investments LLC	5/21/20	26

ByteDance Ltd. Series E1	11/18/20	15,962

Evolent Health, Inc.	3/28/23	28,321

Fidelity Private Credit Central Fund LLC	5/26/23 - 5/31/23	1,350

Get Heal, Inc. Series B	1/27/23	27

Goop International Holdings, Inc. Series C	12/15/17	20,000

Goop International Holdings, Inc. Series D	6/21/19	5,000

Neutron Holdings, Inc.	2/04/21	42

Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056

Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354

Reddit, Inc. Series E	5/18/21	1,211

Space Exploration Technologies Corp. Class A	9/11/17	5,551

Space Exploration Technologies Corp. Class C	9/11/17	757

Space Exploration Technologies Corp. Series H	8/04/17	7,009

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909

Tory Burch LLC Class B	12/31/12 - 5/14/15	66,005

TulCo LLC	8/24/17 - 12/14/17	14,560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	642,362	3,909,065	4,472,326	9,397	-	-	79,101	0.2%
Fidelity High Income Central Fund	1,577,613	82,777	300,374	82,776	(22,049)	915	1,338,882	81.6%
Fidelity Investment Grade Bond Central Fund	8,577,708	227,052	3,297	227,053	85	(195,407)	8,606,141	23.5%
Fidelity Private Credit Central Fund LLC	-	1,350	-	3	-	-	1,350	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	117,626	699,882	777,901	54	-	-	39,607	0.1%
Total	10,915,309	4,920,126	5,553,898	319,283	(21,964)	(194,492)	10,065,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	6,720	-	3	-	(3)	810	7,524
Total	6,720	-	3	-	(3)	810	7,524

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.